Annual Total Returns - FidelityLimitedTermMunicipalIncomeFund-RetailPRO - FidelityLimitedTermMunicipalIncomeFund-RetailPRO - Fidelity Limited Term Municipal Income Fund - Fidelity Limited Term Municipal Income Fund
Mar. 01, 2025
Bar Chart Table:
Annual Return 2015	1.18%
Annual Return 2016	(0.45%)
Annual Return 2017	2.35%
Annual Return 2018	1.28%
Annual Return 2019	4.18%
Annual Return 2020	3.34%
Annual Return 2021	0.36%
Annual Return 2022	(4.46%)
Annual Return 2023	3.84%
Annual Return 2024	2.33%